Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 151,452	$ 51,428	$ 10,944	$ 11,157
Cash and cash equivalents denominated in US dollars
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	50,606	36,930
Cash and cash equivalents denominated in other currencies
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 100,846	$ 14,498